SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended					12 Months Ended									0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Oct. 02, 2013 Parent [Member]	Jun. 10, 2013 Parent [Member]	Dec. 31, 2013 Combined Subsidiary Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Guarantors [Member]	Dec. 31, 2013 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2012 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2011 Combined Subsidiary Non Guarantors [Member]	Dec. 31, 2013 Consolidating Adjustments [Member]	Dec. 31, 2012 Consolidating Adjustments [Member]	Dec. 31, 2011 Consolidating Adjustments [Member]	Jun. 10, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]
Debt Instrument [Line Items]
Face amount of debt instrument											$ 25,000	$ 200,000											$ 180,000
Interest Rate (in hundredths)																							9.00%
Current assets
Cash and cash equivalents	72,625		222,215		34,096			21,016	201,175	3,304
Receivables from related parties	52		10					423,536	307,343				45,715	122,035		81,996	87,737		(551,195)	(517,105)
Other current assets	195,652		306,980					21,016	201,491				68,998	66,643		105,638	38,846		0	0
Total current assets	195,704		306,990					444,552	508,834				114,713	188,678		187,634	126,583		(551,195)	(517,105)
Noncurrent assets
Vessels and equipment, net	715,431		647,519					0	0				265,577	279,653		450,682	368,753		(828)	(887)
Investments in affiliates	220		251					180,616	151,447				0	0		220	251		(180,616)	(151,447)
Other noncurrent assets	68,656		55,558					8,974	5,171				30,552	26,032		29,130	33,275		0	(8,920)
Total noncurrent assets	784,307		703,328					189,590	156,618				296,129	305,685		480,032	402,279		(181,444)	(161,254)
Total assets	980,011		1,010,318					634,142	665,452				410,842	494,363		667,666	528,862		(732,639)	(678,359)
Current Liabilities
Payable to related parties	1,351		3,761					0	0				188,021	224,281		364,525	272,568		(551,195)	(493,088)
Current portion of long-term financial debt	32,253		49,031					0	0				6,420	12,064		25,833	36,967		0	0
2017 Senior Convertible Notes	0		80,000					0	80,000					0			0			0
Other current liabilities	57,784		65,953					2,511	5,701				53,383	51,781		1,890	8,471		0	0
Total current liabilities	91,388		198,745					2,511	85,701				247,824	288,126		392,248	318,006		(551,195)	(493,088)
Noncurrent Liabilities
Due to affiliates	0		0					0	0				0	32,937		0	0		0	(32,937)
Long-term financial debt net of current portion	466,144		388,521					226,070	180,000				48,682	55,102		191,392	153,419		0	0
Other noncurrent liabilities	16,918		16,553					0	0				267	262		16,651	16,291		0	0
Total noncurrent liabilities	483,062		405,074					226,070	180,000				48,949	88,301		208,043	169,710		0	(32,937)
Total liabilities	574,450		603,819					228,581	265,701				296,773	376,427		600,291	487,716		(551,195)	(526,025)
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding	1,443		1,443					1,443	1,443
Additional paid-in capital	488,522		490,850					488,522	490,850
Treasury stock: 3,923,094 shares at cost	(19,488)		(19,488)					(19,488)	(19,488)
Accumulated deficit	(63,108)		(70,476)					(63,108)	(70,476)
Accumulated other comprehensive loss	(1,808)		(2,578)					(1,808)	(2,578)
Equity of Ultrapetrol (Bahamas) Limited	405,561		399,751					405,561	399,751				114,069	117,936		67,375	41,146		(181,444)	(159,082)
Noncontrolling interest	0		6,748					0	0				0	0		0	0		0	6,748
Total equity	405,561		406,499		250,171		268,794	405,561	399,751				114,069	117,936		67,375	41,146		(181,444)	(152,334)
Total liabilities and equity	980,011		1,010,318					634,142	665,452				410,842	494,363		667,666	528,862		(732,639)	(678,359)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	411,217		313,169		304,482			0	0	0			294,261	207,429	208,130	159,120	140,530	137,274	(42,164)	(34,790)	(40,922)
Administrative and commercial expenses	(41,730)	[1]	(32,385)	[1]	(29,604)	[1]		(7,459)	(7,548)	(7,065)
Other operating income, net	5,692	[1]	8,376	[1]	8,257	[1]
Operating expenses	(376,051)	[1]	(338,288)	[1]	(285,098)	[1]		(7,459)	(7,548)	(7,065)			(287,214)	(226,864)	(187,259)	(123,600)	(138,608)	(131,638)	42,222	34,732	40,864
Operating profit (loss)	35,166		(25,119)		19,384			(7,459)	(7,548)	(7,065)			7,047	(19,435)	20,871	35,520	1,922	5,636	58	(58)	(58)
Financial expense	(33,551)		(35,793)		(35,426)			(1,916)	(8,323)	(5,919)
Financial loss on extinguishment of debt	(5,518)		(940)		0			(4,554)	0	0												(1,733)
Investments in affiliates	(520)		(1,175)		(1,073)			21,051	(49,470)	(7,886)			0	0	0	(520)	(1,175)	(1,073)	(21,051)	49,470	7,886
Other, net	92		(655)		(305)			246	1,684	2,065
Other income (expenses)	(20,128)		(39,439)		(38,283)			(6,224)	(6,639)	(3,854)			(6,816)	(24,859)	(23,953)	(7,088)	(7,941)	(10,476)	0	0	0
Income (Loss) before income tax	14,518		(65,733)		(19,972)			7,368	(63,657)	(18,805)			231	(44,294)	(3,082)	27,912	(7,194)	5,913	(20,993)	49,412	7,828
Income tax (expense) benefit	(6,597)		2,969		1,737			0	0	0			(4,098)	3,044	1,060	(2,499)	(75)	677	0	0	0
Net income (loss)	7,921		(62,764)		(18,235)			7,368	(63,657)	(18,805)			(3,867)	(41,250)	(2,022)	25,413	(7,269)	(5,236)	(20,993)	49,412	7,828
Net income attributable to noncontrolling interest	553		893		570			0	0	0			0	0	0	0	0	0	553	893	570
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	7,368		(63,657)		(18,805)			7,368	(63,657)	(18,805)			(3,867)	(41,250)	(2,022)	25,413	(7,269)	(5,236)	(21,546)	48,519	7,258
Basic and diluted earnings per share (in dollars per share)	$ 0.05		$ (1.80)		$ (0.64)			$ 0.05	$ (1.80)	$ (0.64)
Basic weighted average number of shares (in shares)	140,090,112		35,382,913		29,547,365			140,090,112	35,382,913	29,547,365
Diluted weighted average number of shares (in shares)	140,326,764		35,382,913		29,547,365			140,326,764	35,382,913	29,547,365
Comprehensive income (loss), net of income tax effect of $0	8,737		(63,324)		(19,702)			8,150	(64,198)	(20,245)			(3,867)	(41,250)	(2,022)	26,195	(7,810)	(6,676)	(21,741)	49,934	9,241
Comprehensive income attributable to noncontrolling interest	587		874		543			0	0	0			0	0	0	0	0	0	587	874	543
Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	8,150		(64,198)		(20,245)			8,150	(64,198)	(20,245)			(3,867)	(41,250)	(2,022)	26,195	(7,810)	(6,676)	(22,328)	49,060	8,698
SUPPLEMENTAL CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	7,921		(62,764)		(18,235)			7,368	(63,657)	(18,805)			(3,867)	(41,250)	(2,022)	25,413	(7,269)	(5,236)	(20,993)	49,412	7,828
Other comprehensive income (loss):
Reclassification of net derivative loss to loss on derivatives, net	216		0		0			782	(541)	(1,440)
Reclassification of net foreign currency derivative gains to depreciation and amortization	(9)		(8)		(8)			0	0	0
Reclassification of net derivative losses on cash flow hedges to interest expense	1,060		889		1,129			0	0	0
Derivative income (losses) on cash flow hedges	(451)		(1,441)		(2,588)			0	0	0
Other Comprehensive income (loss), net of tax	816		(560)		(1,467)			0	0	0
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities from continuing operations	19,847							(10,370)					18,283			11,934			0
Net cash (used in) provided by operating activities	19,847		(3,935)		14,757			(10,370)	(11,232)	(6,101)				(24,555)	16,733		31,852	4,125		0	0
Intercompany sources	0		0		0			(116,193)	(10,019)	(17,947)			40,060	43,839	(1,322)	109,070	(16,697)	(6,774)	(32,937)	(17,123)	26,043
Non-subsidiary sources	(120,726)		(32,513)		(97,863)			0	0	0			(12,848)	(15,507)	(46,828)	(107,878)	(17,006)	(51,035)	0	0	0
(Increase) decrease in loans to related parties	0		1,537		0			(116,193)	(10,019)	(17,947)
Net cash (used in) provided by investing activities	(120,726)		(32,513)		(97,863)			(116,193)	(10,019)	(17,947)			27,212	28,332	(48,150)	1,192	(33,703)	(57,809)	(32,937)	(17,123)	26,043
Intercompany sources	0		0		0			0	0	0			(32,937)	(17,123)	31,543	0	0	(5,500)	32,937	17,123	(26,043)
Non-subsidiary sources	(48,711)		224,567		11,632			(53,596)	219,122	(15,000)			(16,434)	4,747	13,395	21,319	698	13,237	0	0	0
Early repayment of long-term financial debt	(39,825)		(23,911)		0
Proceeds from issuance of common stock, net of expenses	0		219,122		0			0	219,122	0
Other financing activities, net	(3,727)		16		(1,982)			0	0	10,500
Net cash (used in) provided by financing activities	(48,711)		224,567		11,632			(53,596)	219,122	(15,000)			(49,371)	(12,376)	44,938	21,319	698	7,737	32,937	17,123	(26,043)
Net increase (decrease) in cash and cash equivalents	(149,590)		188,119		(71,474)			(180,159)	197,871	(39,048)			(3,876)	(8,599)	13,521	34,445	(1,153)	(45,947)	0	0	0
Cash and cash equivalents at the beginning of year	222,215		34,096		105,570			201,175	3,304	42,352
Cash and cash equivalents at the end of year	$ 72,625		$ 222,215		$ 34,096			$ 21,016	$ 201,175	$ 3,304

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.